Income Taxes - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 23, 2019 shareholder $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating loss carryforwards
Income tax expense		$ 23	$ (19)	$ 71	$ 133
Accumulated other comprehensive earnings		$ 19,775		22,044	$ 24,766
Accumulated other comprehensive earnings, tax				10,500
Number of five-percent stockholders which, in the event of an increase in their ownership percentage by more than fifty percent, could result in the entity experiencing an ownership change | shareholder	1
Rolling time period used for measurement of ownership increase of five-percent shareholders	3 years
Threshold percentage of outstanding stock in an unapproved stock purchase that would trigger activation of rights under the Rights Plan	4.99%
Redemption price of rights issued under Rights Plan | $ / shares	$ 0.001
Term of Rights Plan	3 years
AMT credit				404
Minimum
Operating loss carryforwards
Percentage of ownership increase by five-percent shareholders which could potentially trigger an ownership change	50.00%
Federal
Operating loss carryforwards
Net operating loss carryforwards				623,500
Net operating loss carryforwards with indefinite carryover period				65,900
California
Operating loss carryforwards
Net operating loss carryforwards				$ 435,200